Interest Bearing Liabilities and Financing Facilities - Summary of Interest Bearing Liability and Financing Facility (Detail) - USD ($) $ in Millions		12 Months Ended
	Aug. 28, 2015	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of detailed information about interest bearing liability and financing facility [line items]
Beginning balance		$ 5,430	$ 6,214
Repayments		(283)	(784)	$ (83)
Fair value adjustment and foreign exchange movement		(7)	(5)
Transaction costs capitalised and amortised		(2)	5
Ending balance		5,138	5,430	6,214
Current		260	277
Non-current		4,878	5,153
Undrawn balance at 31 December		4,050	3,100
US Bonds [member]
Schedule of detailed information about interest bearing liability and financing facility [line items]
Beginning balance		4,081	4,778
Repayments			(700)
Transaction costs capitalised and amortised		3	3
Ending balance		4,084	4,081	4,778
Current		(3)	(2)
Non-current		4,087	4,083
Medium Term Notes [member]
Schedule of detailed information about interest bearing liability and financing facility [line items]
Beginning balance		592	597
Repayments		(200)
Fair value adjustment and foreign exchange movement		(7)	(5)
Transaction costs capitalised and amortised		0
Ending balance		385	592	597
Current		185	200
Non-current		200	392
Bilateral facilities [member]
Schedule of detailed information about interest bearing liability and financing facility [line items]
Beginning balance		(4)	(4)
Transaction costs capitalised and amortised		(1)
Ending balance		(5)	(4)	(4)
Current		(2)	(2)
Non-current		(3)	(2)
Undrawn balance at 31 December		2,050	1,900
Syndicate Facilities [member]
Schedule of detailed information about interest bearing liability and financing facility [line items]
Beginning balance		595	593
Transaction costs capitalised and amortised		(4)	2
Ending balance		591	595	593
Current		(3)	(2)
Non-current		594	597
Undrawn balance at 31 December		2,000	1,200
JBIC facility [member]
Schedule of detailed information about interest bearing liability and financing facility [line items]
Beginning balance		166	250
Repayments		(83)	(84)
Transaction costs capitalised and amortised		0
Ending balance		83	166	$ 250
Current		$ 83	83
Non-current			$ 83
JBIC facility [member] | US Bonds [member]
Schedule of detailed information about interest bearing liability and financing facility [line items]
Repayments	$ (83)